13. Commitments and Contingencies (June 30, 2017 Note) (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 35,000	$ 34,000	$ 151,000	$ 144,000